Capital and financial risk management - Credit risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	£ 1,411	£ 2,380